Contract revenues and other operating income - Anti-Abeta Active Immunotherapy in AD - 2024 agreement Takeda Pharmaceuticals, USA Inc. (Details) SFr in Thousands, $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	May 31, 2024 CHF (SFr)	May 31, 2024 USD ($)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	May 31, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period to provide notice of termination of agreement	90 days	90 days
Contract revenue			SFr 687	SFr 687	SFr 0
Anti-Abeta Active Immunotherapy in AD – 2024 agreement Takeda Pharmaceuticals, USA, Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaborative agreement, upfront payments received	SFr 92,300	$ 100.0
Transaction price	SFr 92,300					$ 100.0
Number of development milestones that may occur prior to option exercise included in transaction price	0					0
Contract revenue			687	687
Deferred revenue			SFr 91,600	SFr 91,600
Anti-Abeta Active Immunotherapy in AD – 2024 agreement Takeda Pharmaceuticals, USA, Inc. | License option and development, CMC and regulatory activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price	SFr 92,300					$ 100.0
Anti-Abeta Active Immunotherapy in AD – 2024 agreement Takeda Pharmaceuticals, USA, Inc. | License option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price	SFr 80,700					87.4
Anti-Abeta Active Immunotherapy in AD – 2024 agreement Takeda Pharmaceuticals, USA, Inc. | Development, CMC and regulatory activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations identified	1	1
Transaction price	SFr 11,600					12.6
Anti-Abeta Active Immunotherapy in AD – 2024 agreement Takeda Pharmaceuticals, USA, Inc. | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaborative agreement, potential receivables for option exercise fee and potential development, commercial and sales-based milestones	SFr 1,900,000					$ 2,100.0